Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-Current Assets	$ 3,267.8	$ 2,542.9
Gross Revenue	4,576.8	4,730.1
Canada
Disclosure of geographical areas [line items]
Non-Current Assets	644.6	646.0
Gross Revenue	1,225.9	1,238.5
United States
Disclosure of geographical areas [line items]
Non-Current Assets	1,880.0	1,430.0
Gross Revenue	2,400.2	2,655.2
United Kingdom
Disclosure of geographical areas [line items]
Non-Current Assets	144.5	142.4
Gross Revenue	341.0	321.5
Australia
Disclosure of geographical areas [line items]
Non-Current Assets	325.6	149.5
Gross Revenue	243.8	159.9
Other global geographies
Disclosure of geographical areas [line items]
Non-Current Assets	273.1	175.0
Gross Revenue	$ 365.9	$ 355.0